Business Combinations - Summary of Fair Values of Assets Acquired (Detail) (4K Acquisition Corp. [Member], JPY ¥) In Millions, unless otherwise specified	Jul. 02, 2012
4K Acquisition Corp. [Member]
Business Acquisition [Line Items]
Current assets	¥ 125
Property and equipment	7
Identifiable intangible assets	1,001
Other assets	31
Total assets acquired	¥ 1,164